Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [Abstract]
Revenue	$ 17,260	$ 12,664
Cost of revenue	3,854	4,390
Gross profit	13,406	8,274
Operating expenses:
Research and development	2,143	1,948
Selling and marketing	3,372	6,472
General and administrative	2,626	2,286
Impairment of goodwill		6,311
Total operating expenses	8,141	17,017
Operating profit (loss)	5,265	(8,743)
Finance expense	3,612	177
Finance income	(267)	(293)
Finance expense (income), net	3,345	(116)
Profit (loss) before income tax	1,920	(8,627)
Tax benefit (expense)	(831)	238
Net profit (loss) for the period	$ 1,089	$ (8,389)
Basic and diluted profit (loss) per share:
Basic profit (loss) per share (in Dollars per share)	$ 0.02	$ (0.25)
Diluted profit (loss) per share (in Dollars per share)	$ 0.02	$ (0.25)